DEBT AND CREDIT FACILITIES - Credit Facilities- (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total credit facilities	$ 8,328
Total unutilized credit facilities	889
Available credit facilities for liquidity purposes	4,701	$ 3,608
Fully revolving and expires in 2023
Disclosure of detailed information about borrowings [line items]
Total credit facilities	3,500
Fully revolving and expires in 2022
Disclosure of detailed information about borrowings [line items]
Total credit facilities	3,241
Fully revolving and expires in 2021
Disclosure of detailed information about borrowings [line items]
Total credit facilities	1,455
Can be terminated at any time at the option of the lenders
Disclosure of detailed information about borrowings [line items]
Total credit facilities	132
Credit facilities supporting outstanding commercial paper
Disclosure of detailed information about borrowings [line items]
Credit facilities assigned	(2,155)
Credit facilities supporting standby letters of credit
Disclosure of detailed information about borrowings [line items]
Credit facilities assigned	(1,284)
Cash collateral	$ 206	$ 108